TRADING ASSETS (Tables)	12 Months Ended
Dec. 31, 2013
Trading Securities Balance Sheet Reported Amounts Tables [Abstract]
Trading Account Assets Tables [Text Block]

	2012	2013
	(EUR in millions)
Debt securities issued by other governments and public sector entities	256	455
Greek treasury bills	3,222	2,086
Foreign treasury bills	1,663	126
Debt securities issued by Greek financial institutions	41	-
Debt securities issued by foreign financial institutions	210	342
Corporate debt securities issued by Greek companies	18	20
Corporate debt securities issued by foreign companies	9	13
Equity securities issued by Greek companies	30	26
Equity securities issued by foreign companies	8	7
Mutual fund units	12	7
Total	5,469	3,082